Commitments and Contingencies (Details 3) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 10,878	$ 19,900
2026	44,267	20,400
2027	47,439	8,500
Total undiscounted cash flows	232,784	48,800
Less: amount representing interest	41,389	4,598
Present value of operating lease liability	191,395	44,202	$ 59,208
Less: current portion of operating lease liability	29,561	19,900	15,006
Long-term operating lease liability	161,834	$ 24,302	$ 44,202
2028	50,400
2029	50,400
Thereafter	$ 29,400